Transamerica Great Lakes Advisors Large Cap Value VP

SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Aerospace & Defense - 5.8%
Boeing Co. (A)	6,428	$ 1,387,355
RTX Corp.	13,490	2,257,282
Textron, Inc.	11,028	931,756
		4,576,393
Automobiles - 1.9%
General Motors Co.	24,144	1,472,060
Banks - 10.2%
Bank of America Corp.	35,575	1,835,314
JPMorgan Chase & Co.	10,506	3,313,908
Wells Fargo & Co.	34,235	2,869,578
		8,018,800
Beverages - 1.7%
PepsiCo, Inc.	9,790	1,374,908
Biotechnology - 3.7%
AbbVie, Inc.	6,037	1,397,807
Gilead Sciences, Inc.	13,317	1,478,187
		2,875,994
Broadline Retail - 3.2%
Amazon.com, Inc. (A)	11,363	2,494,974
Capital Markets - 8.2%
Blackrock, Inc.	2,251	2,624,373
Goldman Sachs Group, Inc.	2,285	1,819,660
Intercontinental Exchange, Inc.	12,039	2,028,331
		6,472,364
Chemicals - 0.5%
Air Products & Chemicals, Inc.	1,452	395,989
Communications Equipment - 1.7%
Motorola Solutions, Inc.	2,990	1,367,297
Construction & Engineering - 2.0%
Quanta Services, Inc.	3,807	1,577,697
Construction Materials - 2.2%
Martin Marietta Materials, Inc.	2,762	1,740,833
Electric Utilities - 1.9%
Duke Energy Corp.	12,123	1,500,221
Electrical Equipment - 3.3%
GE Vernova, Inc.	1,978	1,216,272
Rockwell Automation, Inc.	3,911	1,367,012
		2,583,284
Energy Equipment & Services - 1.2%
Schlumberger NV	26,700	917,679
Entertainment - 2.6%
Walt Disney Co.	18,012	2,062,374
Food Products - 1.4%
Mondelez International, Inc., Class A	17,720	1,106,968
	Shares	Value
COMMON STOCKS (continued)
Ground Transportation - 2.1%
CSX Corp.	47,120	$ 1,673,231
Health Care Equipment & Supplies - 5.1%
Abbott Laboratories	18,068	2,420,028
Boston Scientific Corp. (A)	16,185	1,580,141
		4,000,169
Health Care Providers & Services - 1.9%
Cencora, Inc.	4,901	1,531,710
Industrial REITs - 1.4%
Prologis, Inc.	9,758	1,117,486
Insurance - 2.6%
Hartford Insurance Group, Inc.	15,524	2,070,746
Interactive Media & Services - 5.4%
Alphabet, Inc., Class A	10,685	2,597,524
Meta Platforms, Inc., Class A	2,256	1,656,761
		4,254,285
Life Sciences Tools & Services - 1.7%
Thermo Fisher Scientific, Inc.	2,822	1,368,726
Machinery - 2.4%
Parker-Hannifin Corp.	2,449	1,856,709
Media - 2.3%
Fox Corp., Class A	28,565	1,801,309
Metals & Mining - 1.1%
Freeport-McMoRan, Inc.	21,007	823,895
Oil, Gas & Consumable Fuels - 4.9%
ConocoPhillips	14,584	1,379,501
Exxon Mobil Corp.	22,152	2,497,638
		3,877,139
Passenger Airlines - 1.7%
Delta Air Lines, Inc.	23,993	1,361,603
Pharmaceuticals - 1.9%
Merck & Co., Inc.	18,008	1,511,411
Semiconductors & Semiconductor Equipment - 4.1%
Broadcom, Inc.	3,956	1,305,124
Micron Technology, Inc.	11,385	1,904,938
		3,210,062
Software - 1.8%
Microsoft Corp.	2,784	1,441,973
Specialized REITs - 1.6%
American Tower Corp.	6,491	1,248,349
Specialty Retail - 4.5%
Lowe's Cos., Inc.	6,251	1,570,939
TJX Cos., Inc.	13,597	1,965,310
		3,536,249
Total Common Stocks (Cost $57,091,237)		77,222,887
Transamerica Series Trust

Transamerica Great Lakes Advisors Large Cap Value VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 2.0%
Fixed Income Clearing Corp.,
1.65% (B), dated 09/30/2025, to be
repurchased at $1,613,700 on 10/01/2025.
Collateralized by a U.S. Government
Obligation, 4.13%, due 02/28/2027, and
with a value of $1,646,037.
$ 1,613,626	$ 1,613,626
Total Repurchase Agreement (Cost $1,613,626)	1,613,626
Total Investments (Cost $58,704,863)	78,836,513
Net Other Assets (Liabilities) - (0.0)%*	(16,796)
Net Assets - 100.0%	$ 78,819,717
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$77,222,887	$—	$—	$77,222,887
Repurchase Agreement	—	1,613,626	—	1,613,626
Total Investments	$77,222,887	$1,613,626	$—	$78,836,513
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at September 30, 2025.
(C)
There were no transfers in or out of Level 3 during the period ended September 30, 2025. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica Great Lakes Advisors Large Cap Value VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Great Lakes Advisors Large Cap Value VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust